Note 17 - Commitments	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Commitments Disclosure [Text Block]
17.	COMMITMENTS

Purchase obligations and commitments include payments due under various types of license, maintenance and support agreements with contractual terms from one
to
three
years. As of
December 31, 2019,
those purchase commitments were as follows:

(In Thousands)

Year
2020	$654
2021	505
2022	144

Total	$1,303